                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-137873



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

                          SUPPLEMENT TO THE PROSPECTUS

         POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2007 (R3463PRO.3)
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The investment manager names for the Variable Portfolios below were transposed.
The following corrects the names of the investment managers on the first page of the prospectus:

  VARIABLE PORTFOLIO:                    MANAGED BY:
  -------------------                    -----------
  Marsico Focused Growth Portfolio       Marsico Capital Management, LLC
  Mid-Cap Growth Portfolio               J.P. Morgan Investment Management, Inc.


The investment manager names for the Variable Portfolios below were transposed. The following corrects the names of the investment managers in the "Investment Options" section of the prospectus:


VARIABLE PORTFOLIO                   MANAGED BY:                                TRUST    ASSET CLASS
------------------                   -----------                                -----    -----------
Marsico Focused Growth Portfolio     Marscio Capital Management, LLC            SAST     STOCK
Mid-Cap Growth Portfolio             J.P. Morgan Investment Management, Inc.    SAST     STOCK



Dated: May 14, 2007



                Please keep this Supplement with your Prospectus



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